Expense Example {- Disciplined Small Cap Portfolio} - 02.28 VIP Disciplined Small Cap Portfolio Investor PRO-13 - Disciplined Small Cap Portfolio - VIP Disciplined Small Cap Portfolio-Investor VIP	Apr. 30, 2022 USD ($)
Expense Example:
1 year	$ 57
3 years	179
5 years	313
10 years	$ 701